Commitments and contingencies (Details 1) $ in Thousands	Dec. 31, 2025 USD ($)
Statement [Line Items]
Milestone payments for royalty acquisitions	$ 17,357
Dandoko [Member]
Statement [Line Items]
Milestone payments for royalty acquisitions	2,500
Stockman [Member]
Statement [Line Items]
Milestone payments for royalty acquisitions	6,674
Limpopo [Member]
Statement [Line Items]
Milestone payments for royalty acquisitions	6,494
El Molino [Member]
Statement [Line Items]
Milestone payments for royalty acquisitions	450
Koolyanobbing [Member]
Statement [Line Items]
Milestone payments for royalty acquisitions	334
Bullabulling [Member]
Statement [Line Items]
Milestone payments for royalty acquisitions	667
Uley [Member]
Statement [Line Items]
Milestone payments for royalty acquisitions	147
Other [Member]
Statement [Line Items]
Milestone payments for royalty acquisitions	$ 91